Property, Plant and Equipment - Changes to Exploratory Well Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized exploratory well costs charged to expense	¥ (12,557)	¥ (8,934)	¥ (8,900)
Construction in progress [member] | Exploratory well costs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	38,807	36,101	26,905
Additions to capitalized exploratory well costs pending the determination of proved reserves	30,338	30,104	35,098
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(27,201)	(18,464)	(17,002)
Capitalized exploratory well costs charged to expense	(12,557)	(8,934)	(8,900)
At end of the year	¥ 29,387	¥ 38,807	¥ 36,101